Consolidated Statements of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	€ (8,477,763)	€ (5,529,332)	€ (5,592,014)
Adjustments to reconcile net loss to net cash used in operating activities:
Cumulative Translation Adjustment	32,011
Depreciation expense	6,140	4,889	1,900
Retirement benefit obligation	58,344	13,231	6,056
Share-based compensation	722,735	497,104	460,194
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(407,489)	(450,090)	(454,082)
Other non-current assets	(427,906)	(295,597)	(200,287)
Accounts payable	877,235	(380,169)	265,289
Accounts payable - related party	126,941	15,020	(282,714)
Accrued expenses	(509,924)	346,344	38,263
Accrued expenses - related party	357,066	(1,227,050)	(292,429)
Other current liabilities	197,156	47,476	5,243
Other non-current liabilities	27,218
Net cash used in operating activities	(7,418,236)	(6,958,174)	(6,044,581)
Cash flows from investing activities
Purchases of fixed assets	(27,070)	(9,009)	(20,871)
Net cash used in investing activities	(27,070)	(9,009)	(20,871)
Cash flows from financing activities
Net proceeds from IPO		28,741,559
Proceeds from the exercise of stock options		543
Proceeds from capital increase			1,500,436
Issuance costs			(68,120)
Prepaid offering costs			(43,000)
Net cash provided by financing activities		28,742,102	1,389,316
Net increase (decrease) in cash and cash equivalents	(7,445,306)	21,774,919	(4,676,136)
Cash and cash equivalents at beginning of period	37,240,162	15,465,243	20,141,379
Cash and cash equivalents at end of period	29,794,856	37,240,162	15,465,243
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Non-cash financing activities: accrued IPO offering costs		170,825
Non-cash financing activities: deferred offering costs accrued at year end			€ 113,733